INTANGIBLE ASSETS, NET (Details) ¥ in Millions	12 Months Ended
	Jul. 31, 2019 USD ($)	Jul. 31, 2018 USD ($)	Jul. 31, 2017 USD ($)	Jul. 31, 2019 CNY (¥)	Jul. 31, 2019 USD ($)
Intangible assets, net
Intangible assets, gross					$ 458,499
Less: accumulated amortization					(29,740)
Intangible assets, net					428,759
Amortization expense	$ 29,707	$ 0	$ 0
Financial and news platform
Intangible assets, net
Intangible assets, gross					438,657
Accounting software
Intangible assets, net
Intangible assets, gross					19,842
Shenzhen Shangyuan Electronic Commerce Co., Ltd
Intangible assets, net
Intangible assets, net				¥ 3	$ 460,000